UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Mark F. Kemper UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments

SMA Relationship Trust - Series G

Industry diversification – September 30, 2017 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.99%
Airlines	1.20
Auto components	2.37
Automobiles	2.65
Banks	13.69
Beverages	0.22
Biotechnology	2.17
Chemicals	4.35
Commercial services & supplies	1.19
Diversified financial services	3.11
Diversified telecommunication services	4.15
Electric utilities	0.67
Electronic equipment, instruments & components	0.08
Food & staples retailing	3.19
Health care providers & services	0.18
Hotels, restaurants & leisure	0.77
Household durables	2.34
Industrial conglomerates	1.38
Insurance	5.64
Internet software & services	0.51
IT services	1.01
Life sciences tools & services	1.43
Machinery	3.59
Marine	0.75
Media	1.34
Metals & mining	4.19
Oil, gas & consumable fuels	8.67
Personal products	2.37
Pharmaceuticals	6.55
Real estate management & development	0.92
Semiconductors & semiconductor equipment	2.23
Software	2.99
Technology hardware, storage & peripherals	0.75
Tobacco	2.51
Trading companies & distributors	1.62
Transportation infrastructure	0.94
Wireless telecommunication services	1.88
Total common stocks	95.59%
Exchange traded funds	0.47
Short-term investments	1.10
Total investments	97.16%
Cash and other assets, less liabilities	2.84
Net assets	100.00%

1      Figures represent the breakdown of direct investments of SMA Relationship Trust - Series G. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2      The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 95.59%
Australia: 2.55%
Insurance Australia Group Ltd.	229,320	$1,145,827
Rio Tinto Ltd.	21,373	1,115,374
Wesfarmers Ltd.	43,873	1,422,330
Total Australia common stocks		3,683,531

Austria: 1.95%
Erste Group Bank AG*	65,413	2,825,353

Belgium: 0.31%
Galapagos NV*	4,364	444,552

Bermuda: 1.38%
Jardine Matheson Holdings Ltd.	31,500	1,995,840

Canada: 5.75%
Enerplus Corp.	64,007	631,477
Husky Energy, Inc.*	117,764	1,474,232
Paramount Resources Ltd., Class A*	20,235	400,565
Suncor Energy, Inc.	78,580	2,754,000
Toronto-Dominion Bank (The)	54,170	3,049,844
Total Canada common stocks		8,310,118

Cayman Islands: 0.77%
Alibaba Group Holding Ltd. ADR*	4,250	734,017
China Biologic Products Holdings, Inc.*	4,043	373,048
Total Cayman Islands common stocks		1,107,065

China: 0.80%
China Merchants Bank Co. Ltd., H Shares	179,000	629,007
Ping An Insurance Group Co. of China Ltd., H Shares	68,000	521,865
Total China common stocks		1,150,872

Denmark: 2.43%
AP Moller - Maersk A/S, Class B	574	1,090,338
Novo Nordisk A/S, Class B	50,661	2,421,911
Total Denmark common stocks		3,512,249

Finland: 0.93%
Sampo OYJ, Class A	25,437	1,344,462

France: 6.73%
Credit Agricole SA	152,233	2,767,234
Peugeot SA	55,876	1,330,703
Sanofi	39,007	3,873,060
Thales SA	15,513	1,756,109
Total France common stocks		9,727,106

Germany: 9.30%
Deutsche Telekom AG (Registered)	205,233	3,828,887
Fresenius SE & Co. KGaA	3,219	259,660
Infineon Technologies AG	65,003	1,634,111
KION Group AG	28,145	2,693,433
MTU Aero Engines AG	6,983	1,113,770
SAP SE	18,813	2,060,970
thyssenkrupp AG	62,142	1,841,649
Total Germany common stocks		13,432,480

Hong Kong: 3.00%
AIA Group Ltd.	388,800	2,866,875
China Mobile Ltd.	50,300	509,658
Power Assets Holdings Ltd.	111,000	961,282
Total Hong Kong common stocks		4,337,815

India: 0.24%
HDFC Bank Ltd. ADR	3,560	343,077

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Indonesia: 0.16%
Astra International Tbk. PT	394,700	$231,504

Ireland: 2.64%
ICON plc*	18,200	2,072,616
Ryanair Holdings plc ADR*	16,490	1,738,376
Total Ireland common stocks		3,810,992

Italy: 4.52%
Atlantia SpA	42,901	1,354,323
Autogrill SpA	85,653	1,113,566
Banca Mediolanum SpA	251,354	2,198,357
UniCredit SpA*	87,816	1,870,291
Total Italy common stocks		6,536,537

Japan: 19.13%
Inpex Corp.	183,500	1,949,560
KDDI Corp.	83,900	2,212,231
Mitsui Fudosan Co. Ltd.	61,500	1,333,570
Nabtesco Corp.	32,500	1,207,287
ORIX Corp.	142,100	2,291,406
Otsuka Holdings Co. Ltd.	40,400	1,605,229
Shin-Etsu Chemical Co. Ltd.	27,900	2,494,326
Sony Corp.	91,000	3,385,257
Sumitomo Electric Industries Ltd.	94,300	1,540,310
Sumitomo Mitsui Financial Group, Inc.	42,200	1,620,120
Takeda Pharmaceutical Co. Ltd.	28,300	1,562,819
THK Co. Ltd.	37,600	1,279,787
Tokyo Electron Ltd.	6,600	1,013,535
Toyota Industries Corp.	32,800	1,885,945
Toyota Motor Corp.	37,900	2,260,022
Total Japan common stocks		27,641,404

Jersey: 2.58%
Glencore plc*	309,705	1,419,316
Shire plc	45,522	2,310,660
Total Jersey common stocks		3,729,976

Netherlands: 6.98%
ABN AMRO Group NV CVA[1,2]	27,184	814,143
ASR Nederland NV	56,903	2,276,200
Koninklijke Ahold Delhaize NV	68,411	1,279,126
Koninklijke DSM NV	27,994	2,291,544
Unilever NV CVA	57,868	3,422,445
Total Netherlands common stocks		10,083,458

Norway: 3.97%
Statoil ASA	102,691	2,053,949
Telenor ASA	102,772	2,172,993
Yara International ASA	33,611	1,505,310
Total Norway common stocks		5,732,252

Russia: 0.82%
LUKOIL PJSC ADR	8,459	448,581
Sberbank of Russia PJSC ADR	51,256	731,423
Total Russia common stocks		1,180,004

South Africa: 0.59%
Naspers Ltd., Class N	3,955	853,003

South Korea: 0.75%
Samsung Electronics Co. Ltd.	485	1,085,729

Spain: 2.13%
Banco Santander SA	285,396	1,992,488
Mediaset Espana Comunicacion SA	96,330	1,087,632
Total Spain common stocks		3,080,120

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Taiwan: 0.39%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,100	$567,005

Thailand: 0.35%
Kasikornbank PCL	29,500	183,103
Thai Beverage PCL	483,300	320,668
Total Thailand common stocks		503,771

United Kingdom: 14.44%
Anglo American plc	93,533	1,678,852
Ashtead Group plc	97,054	2,339,642
Babcock International Group plc	155,143	1,720,303
BP plc	441,213	2,821,919
British American Tobacco plc	57,616	3,607,038
HSBC Holdings plc	299,965	2,962,796
Sage Group plc (The)	241,885	2,264,019
Spectris plc	3,713	119,908
Tesco plc*	758,824	1,902,987
Worldpay Group plc[1,2]	266,975	1,456,028
Total United Kingdom common stocks		20,873,492
Total common stocks (cost $112,345,013)		138,123,767

Exchange traded funds: 0.47%
iShares MSCI Canada Fund	1,000	28,940
iShares MSCI EAFE Fund	9,500	650,560
Total exchange traded funds (cost $655,547)		679,500

Short-term investments: 1.10%
Investment companies: 1.10%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,596,668)	1,596,668	1,596,668
Total investments: 97.16% (cost $114,597,228)		140,399,935
Cash and other assets, less liabilities: 2.84%		4,105,960
Net assets: 100.00%		$144,505,895

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)
BB	CZK	33,606,350	EUR	1,249,678	12/18/17	$(53,108)
BB	EUR	1,250,000	CZK	33,606,350	12/18/17	52,726
BB	EUR	7,760,000	USD	9,265,308	12/21/17	52,022
BB	KRW	872,000,000	USD	772,981	12/21/17	10,823
GSI	TWD	13,100,000	USD	437,323	12/21/17	3,577
GSI	USD	1,451,046	MYR	6,069,000	12/21/17	(17,866)
JPMCB	CAD	1,995,000	USD	1,619,072	12/21/17	19,370
JPMCB	DKK	6,910,000	USD	1,109,194	12/21/17	6,375
JPMCB	GBP	2,580,000	USD	3,496,929	12/21/17	31,058
JPMCB	HKD	13,760,000	USD	1,765,012	12/21/17	(48)
JPMCB	NOK	39,790,000	USD	5,095,577	12/21/17	90,351
JPMCB	USD	1,201,605	AUD	1,510,000	12/21/17	(18,273)
JPMCB	USD	623,194	ILS	2,180,000	12/21/17	(4,664)
JPMCB	USD	4,045,734	JPY	451,300,000	12/21/17	(18,839)
JPMCB	USD	4,454,228	MXN	80,240,000	12/21/17	(104,042)
JPMCB	USD	3,849,893	SEK	30,750,000	12/21/17	(56,320)
JPMCB	USD	452,315	SGD	610,000	12/21/17	(2,209)
JPMCB	ZAR	11,010,000	USD	818,853	12/21/17	16,048
MSC	CNY	15,505,000	USD	2,342,676	12/21/17	17,737
MSC	RUB	54,514,065	USD	927,717	12/21/17	(5,987)
MSC	USD	9,455,149	CHF	9,155,000	12/21/17	51,445
MSC	USD	2,970,186	COP	8,677,397,200	12/21/17	(41,746)
MSC	USD	569,602	INR	36,970,000	12/21/17	(8,875)
Net unrealized appreciation on forward foreign currency contracts						$19,555

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$138,123,767	$—	$—	$138,123,767
Exchange traded funds	679,500	—	—	679,500
Short-term investments	1,596,668	—	—	1,596,668
Forward foreign currency contracts	—	351,532	—	351,532
Total	$140,399,935	$351,532	$—	$140,751,467

Liabilities
Forward foreign currency contracts	$—	$(331,977)	$—	$(331,977)

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*      Non-income producing security.

1      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2      Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

SMA Relationship Trust - Series M

Portfolio statistics – September 30, 2017 (unaudited)1

Summary of municipal securities by state

Percentage of net assets
Long-term municipal bonds
California	12.25%
Colorado	1.00
Connecticut	2.19
District of Columbia	0.78
Florida	11.41
Georgia	0.75
Illinois	5.35
Louisiana	1.46
Maryland	1.62
Massachusetts	5.47
Mississippi	0.70
Missouri	0.12
New Jersey	5.56
New York	23.57
North Carolina	2.31
Ohio	1.01
Pennsylvania	4.29
Rhode Island	2.52
Tennessee	2.43
Texas	8.77
Washington	0.73
Wisconsin	0.78
Total long-term municipal bonds	95.07%
U.S. government agency obligations	1.48
Total bonds	96.55%
Short-term investments	0.04
Total investments	96.59%
Cash and other assets, less liabilities	3.41
Net assets	100.00%

1      The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust - Series M
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds: 96.55%
Long-term municipal bonds: 95.07%
California: 12.25%
California Health Facilities Financing Authority Revenue Bonds,
Series C,
0.900%, due 10/01/42[1]	$900,000	$900,000
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/28	4,000,000	4,730,440
5.000%, due 09/01/32	3,625,000	4,253,031
Series F,
5.000%, due 05/01/26	1,000,000	1,205,060
5.000%, due 09/01/26	2,660,000	3,144,838
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,622,908
5.000%, due 06/01/32	2,200,000	2,571,690
5.000%, due 06/01/33	1,200,000	1,396,380
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/18	1,875,000	1,945,069
5.000%, due 09/01/28	5,000,000	6,116,300
		27,885,716
Colorado: 1.00%
City and County of Denver, Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,500,000	1,773,960
City and County of Denver, COP,
Series A-3,
0.850%, due 12/01/31[1]	500,000	500,000
		2,273,960
Connecticut: 2.19%
State of Connecticut, GO Bonds,
Series B,
5.000%, due 04/15/25	1,535,000	1,798,667
5.000%, due 05/15/26	2,700,000	3,185,703
		4,984,370
District of Columbia: 0.78%
District of Columbia Income Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,510,000	1,773,676

Florida: 11.41%
Miami-Dade County, Water & Sewer Revenue Bonds,
5.000%, due 10/01/24	2,000,000	2,408,500
Pinellas County Health Facilities Authority, Baycare Health Systems Revenue Bonds,
Series A-1,
0.940%, due 11/01/38[1]	200,000	200,000
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,474,810

SMA Relationship Trust - Series M
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Florida—(Concluded)
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	$2,500,000	$3,002,600
The School Board of Broward County, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,730,217
Series B,
5.000%, due 07/01/30	2,000,000	2,325,200
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,675,200
Series B,
5.000%, due 05/01/26	1,900,000	2,270,462
Series D,
5.000%, due 02/01/23	3,195,000	3,711,344
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,187,801
		25,986,134
Georgia: 0.75%
State of Georgia, GO Bonds,
Series A,
5.000%, due 02/01/19	1,610,000	1,695,974

Illinois: 5.35%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,791,676
City of Chicago O’Hare International Airport, Third Lien Revenue Bonds,
Series B,
5.000%, due 01/01/23	2,250,000	2,627,910
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,736,000
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,396,375
5.000%, due 12/01/32	2,175,000	2,521,956
State of Illinois, Sales Tax Revenue Bonds,
NATL-RE,
5.750%, due 06/15/20	1,000,000	1,113,190
		12,187,107
Louisiana: 1.46%
City of New Orleans, GO Bonds,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,332,100

Maryland: 1.62%
State of Maryland, State and Local Facilities Loan, GO Bonds,
Series B,
5.000%, due 08/01/25	3,000,000	3,693,540

SMA Relationship Trust - Series M
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
Massachusetts: 5.47%
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/30	$2,260,000	$2,714,554
5.000%, due 03/01/35	1,815,000	2,114,239
Series C,
5.000%, due 07/01/22[2]	1,395,000	1,624,212
Series D,
5.000%, due 07/01/26	2,500,000	3,090,600
The Commonwealth of Massachusetts, GO Bonds,
Series A,
2.000%, due 04/23/18	2,900,000	2,918,908
		12,462,513
Mississippi: 0.70%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series B,
0.910%, due 12/01/30[1]	1,300,000	1,300,000
Mississippi Development Bank, Industrial Water System Project, GO Bonds,
0.870%, due 12/01/39[1]	300,000	300,000
		1,600,000
Missouri: 0.12%
St. Charles County, Public Water District No. 2, COP,
Series A,
0.940%, due 12/01/36[1]	275,000	275,000

New Jersey: 5.56%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	4,119,185
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	2,500,000	2,564,075
5.000%, due 06/01/21	3,300,000	3,676,035
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,512,564
Series Q,
5.000%, due 08/15/19	725,000	773,720
		12,645,579
New York: 23.57%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/27	2,500,000	3,126,650
Subseries D-4,
0.850%, due 08/01/40[1]	3,000,000	3,000,000
Subseries F-3,
0.840%, due 03/01/42[1]	1,000,000	1,000,000
Subseries L-4,
0.860%, due 04/01/38[1]	1,170,000	1,170,000

SMA Relationship Trust - Series M
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Long-term municipal bonds—(Continued)
New York—(Concluded)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	$3,000,000	$3,498,930
Series EE,
5.000%, due 06/15/36	2,760,000	3,230,249
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	2,000,000	2,415,260
New York City Transitional Finance Authority Revenue Bonds,
Subseries A-4,
0.850%, due 08/01/43[1]	300,000	300,000
Subseries E-1,
4.000%, due 02/01/18	1,590,000	1,606,361
5.000%, due 02/01/32	2,380,000	2,811,542
Series S-1,
5.000%, due 07/15/31	1,050,000	1,240,123
New York State Dormitory Authority, New York University Revenue Bonds,
Series A, BHAC-CR,
5.250%, due 07/01/18[2]	1,130,000	1,166,036
New York State Dormitory Authority, Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/25	8,000,000	9,806,080
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,655,480
New York State Urban Development Corp., Special Tax,
Series A,
5.000%, due 03/15/34	3,000,000	3,487,620
Series A-1,
5.000%, due 03/15/27	6,495,000	7,610,451
Port Washington Union Free School District, GO Bonds,
2.000%, due 08/08/18	3,500,000	3,529,400
		53,654,182
North Carolina: 2.31%
County of Wake, GO Bonds,
Series A,
5.000%, due 03/01/25	4,290,000	5,262,243

SMA Relationship Trust - Series M
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Long-term municipal bonds—(Concluded)
Ohio: 1.01%
State of Ohio, Infrastructure Improvement Project, GO Bonds,
Series B,
5.000%, due 09/01/34	$2,000,000	$2,295,740

Pennsylvania: 4.29%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/24	2,000,000	2,361,820
Series A,
5.000%, due 08/01/24	2,180,000	2,574,384
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 11/15/17	1,115,000	1,120,995
5.000%, due 06/01/18	2,190,000	2,248,670
5.000%, due 09/15/26	1,225,000	1,468,983
		9,774,852
Rhode Island: 2.52%
Rhode Island Health & Educational Building Corp., Tockwotton Home Issue Revenue Bonds,
8.375%, due 01/01/21[2]	3,000,000	3,693,810
Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/18	2,000,000	2,034,600
		5,728,410
Tennessee: 2.43%
State of Tennessee, GO Bonds,
Series A,
5.000%, due 08/01/19	1,490,000	1,598,443
Series B,
5.000%, due 08/01/23	3,295,000	3,937,393
		5,535,836
Texas: 8.77%
Garland Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	2,400,000	2,917,968
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
Series 1,
5.000%, due 10/01/24	2,500,000	3,007,450
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital Revenue Bonds,
Subseries C-1,
0.880%, due 12/01/24[1]	100,000	100,000
Harris County, Health Facilities Development Corp., Methodist Hospital System Revenue Bonds,
Series A-2,
0.880%, due 12/01/41[1]	400,000	400,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project Revenue Bonds,
0.870%, due 11/01/51[1]	300,000	300,000

SMA Relationship Trust - Series M
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Long-term municipal bonds—(Concluded)
Texas—(Concluded)
Plano Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	$2,525,000	$3,081,384
State of Texas Revenue Bonds,
4.000%, due 08/30/18	7,500,000	7,703,775
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	2,000,000	2,460,500
		19,971,077
Washington: 0.73%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,658,889

Wisconsin: 0.78%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,764,120
Total long-term municipal bonds (cost $211,445,343)		216,441,018

U.S. government agency obligations: 1.48%
FHLB,
1.375%, due 02/18/21 (cost $3,337,458)	3,400,000	3,364,106
Total bonds (cost $214,782,801)		219,805,124

	Shares
Short-term investments: 0.04%
Investment companies: 0.04%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $99,606)	99,606	99,606
Total investments: 96.59% (cost $214,882,407)		219,904,730
Cash and other assets, less liabilities: 3.41%		7,763,889
Net assets: 100.00%		$227,668,619

SMA Relationship Trust - Series M
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$216,441,018	$—	$216,441,018
U.S. government agency obligations	—	3,364,106	—	3,364,106
Short-term investments	99,606	—	—	99,606
Total	$99,606	$219,805,124	$—	$219,904,730

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

2      Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust - Series S

Industry diversification – September 30, 2017 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	0.88%
Auto components	1.69
Banks	14.44
Biotechnology	2.55
Building products	2.26
Capital markets	2.04
Chemicals	2.56
Commercial services & supplies	7.79
Communications equipment	0.89
Construction & engineering	1.52
Electric utilities	1.53
Electrical equipment	1.29
Electronic equipment, instruments & components	1.31
Energy equipment & services	1.69
Equity real estate investment trusts (REITs)	7.41
Food products	2.72
Health care equipment & supplies	5.46
Health care providers & services	2.09
Hotels, restaurants & leisure	4.18
Household durables	1.30
Household products	0.81
Internet software & services	2.37
Leisure products	1.14
Life sciences tools & services	2.03
Machinery	3.15
Media	1.54
Semiconductors & semiconductor equipment	4.85
Software	9.09
Specialty retail	2.61
Trading companies & distributors	2.48
Total common stocks	95.67%
Short-term investments	4.13
Total investments	99.80%
Cash and other assets, less liabilities	0.20
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks: 95.67%
Aerospace & defense: 0.88%
Esterline Technologies Corp.*	4,965	$447,595

Auto components: 1.69%
Tenneco, Inc.	14,089	854,780

Banks: 14.44%
Access National Corp.	17,449	500,088
Banner Corp.	15,929	976,129
Brookline Bancorp, Inc.	43,871	680,001
Columbia Banking System, Inc.	21,538	906,965
ConnectOne Bancorp, Inc.	38,717	952,438
Hope Bancorp, Inc.	46,571	824,773
Park Sterling Corp.	65,347	811,610
Union Bankshares Corp.	15,508	547,432
Univest Corp. of Pennsylvania	34,617	1,107,744
		7,307,180
Biotechnology: 2.55%
Emergent BioSolutions, Inc.*	19,256	778,905
Halozyme Therapeutics, Inc.*	15,501	269,252
Osiris Therapeutics, Inc.*	52,358	240,847
		1,289,004
Building products: 2.26%
American Woodmark Corp.*	6,085	585,681
Simpson Manufacturing Co., Inc.	11,386	558,370
		1,144,051
Capital markets: 2.04%
Evercore, Inc., Class A	5,106	409,756
Moelis & Co., Class A	14,454	622,245
		1,032,001
Chemicals: 2.56%
HB Fuller Co.	8,416	488,633
Valvoline, Inc.	34,297	804,265
		1,292,898
Commercial services & supplies: 7.79%
ABM Industries, Inc.	21,004	876,077
Copart, Inc.*	18,986	652,549
Deluxe Corp.	8,647	630,885
Interface, Inc.	45,295	991,960
UniFirst Corp.	5,198	787,497
		3,938,968
Communications equipment: 0.89%
Finisar Corp.*	20,290	449,829

Construction & engineering: 1.52%
EMCOR Group, Inc.	11,085	769,077

Electric utilities: 1.53%
Portland General Electric Co.	16,966	774,328

Electrical equipment: 1.29%
Regal Beloit Corp.	8,234	650,486

Electronic equipment, instruments & components: 1.31%
AVX Corp.	36,260	661,020

Energy equipment & services: 1.69%
Patterson-UTI Energy, Inc.	40,875	855,923

Equity real estate investment trusts (REITs): 7.41%
American Assets Trust, Inc.	20,744	824,989
EPR Properties	12,189	850,061
First Industrial Realty Trust, Inc.	15,886	478,010
Retail Opportunity Investments Corp.	42,410	806,214
Urban Edge Properties	32,817	791,546
		3,750,820

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Food products: 2.72%
Amira Nature Foods Ltd.*	69,411	$417,854
Hain Celestial Group, Inc. (The)*	10,771	443,227
TreeHouse Foods, Inc.*	7,594	514,341
		1,375,422
Health care equipment & supplies: 5.46%
Cooper Cos., Inc. (The)	3,070	727,928
Globus Medical, Inc., Class A*	13,572	403,360
Integra LifeSciences Holdings Corp.*	9,418	475,420
Merit Medical Systems, Inc.*	14,592	617,971
SeaSpine Holdings Corp.*	47,944	537,932
		2,762,611
Health care providers & services: 2.09%
Civitas Solutions, Inc.*	32,676	602,872
Patterson Cos., Inc.	11,766	454,756
		1,057,628
Hotels, restaurants & leisure: 4.18%
Chuy’s Holdings, Inc.*	25,753	542,101
Dave & Buster’s Entertainment, Inc.*	9,418	494,257
Del Frisco’s Restaurant Group, Inc.*	31,590	459,634
Vail Resorts, Inc.	2,719	620,258
		2,116,250
Household durables: 1.30%
Tupperware Brands Corp.	10,670	659,619

Household products: 0.81%
Central Garden & Pet Co., Class A*	11,080	412,065

Internet software & services: 2.37%
Five9, Inc.*	25,406	607,204
LogMeIn, Inc.	5,364	590,308
		1,197,512
Leisure products: 1.14%
Nautilus, Inc.*	34,075	575,867

Life sciences tools & services: 2.03%
Bio-Rad Laboratories, Inc., Class A*	4,625	1,027,767

Machinery: 3.15%
Luxfer Holdings plc ADR	18,071	224,984
Mueller Water Products, Inc., Class A	56,305	720,704
Timken Co. (The)	13,307	646,055
		1,591,743
Media: 1.54%
Cinemark Holdings, Inc.	21,548	780,253

Semiconductors & semiconductor equipment: 4.85%
Integrated Device Technology, Inc.*	17,043	453,003
MKS Instruments, Inc.	7,702	727,454
NVE Corp.	6,562	518,201
ON Semiconductor Corp.*	41,006	757,381
		2,456,039
Software: 9.09%
Barracuda Networks, Inc.*	26,141	633,397
Cadence Design Systems, Inc.*	19,541	771,283
Monotype Imaging Holdings, Inc.	16,493	317,490
Nice Ltd. ADR	9,312	757,159

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Software—(Concluded)
Rapid7, Inc.*	14,840	$261,184
SS&C Technologies Holdings, Inc.	18,059	725,069
Verint Systems, Inc.*	14,499	606,783
Workiva, Inc.*	25,319	527,901
		4,600,266
Specialty retail: 2.61%
Build-A-Bear Workshop, Inc.*	38,870	355,661
Lithia Motors, Inc., Class A	4,116	495,196
Williams-Sonoma, Inc.	9,434	470,379
		1,321,236
Trading companies & distributors: 2.48%
GMS, Inc.*	20,016	708,566
Watsco, Inc.	3,379	544,256
		1,252,822
Total common stocks (cost $39,452,144)		48,405,060

Short-term investments: 4.13%
Investment companies: 4.13%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,089,924)	2,089,924	2,089,924
Total investments: 99.80% (cost $41,542,068)		50,494,984
Cash and other assets, less liabilities: 0.20%		100,926
Net assets: 100.00%		$50,595,910

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust - Series S
Portfolio of investments – September 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$48,405,060	$—	$—	$48,405,060
Short-term investments	2,089,924	—	—	2,089,924
Total	$50,494,984	$—	$—	$50,494,984

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.

SMA Relationship Trust - Series T

Industry diversification – September 30, 2017 (unaudited)1

Bonds Corporate bonds	Percentage of net assets
Aerospace & defense	1.41%
Automobiles	1.00
Banks	16.19
Beverages	2.84
Biotechnology	3.73
Building products	0.41
Capital markets	7.51
Chemicals	3.65
Communications equipment	0.31
Consumer finance	1.23
Diversified financial services	0.45
Diversified telecommunication services	4.81
Electric utilities	4.94
Electrical equipment	0.22
Equity real estate investment trusts (REITs)	2.18
Food & staples retailing	3.96
Food products	0.26
Health care equipment & supplies	1.76
Health care providers & services	0.64
Household durables	0.61
Industrial conglomerates	0.82
Insurance	4.71
Internet & direct marketing retail	0.35
IT services	0.22
Machinery	0.20
Media	3.68
Metals & mining	1.63
Multiline retail	0.65
Multi-utilities	1.19
Oil, gas & consumable fuels	8.40
Pharmaceuticals	4.36
Road & rail	1.52
Semiconductors & semiconductor equipment	1.42
Software	0.99
Specialty retail	0.16
Technology hardware, storage & peripherals	3.52
Thrifts & mortgage finance	0.58
Tobacco	1.39
Trading companies & distributors	0.53
Wireless telecommunication services	0.47
Total corporate bonds	94.90%
Asset-backed securities	0.42
Commercial mortgage-backed securities	0.76
Non-U.S. government obligations	0.68
Total bonds	96.76%
Short-term investments	1.60
Total investments	98.36%
Cash and other assets, less liabilities	1.64
Net assets	100.00%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds: 96.76%
Corporate bonds: 94.90%
Australia: 1.17%
Rio Tinto Finance USA Ltd.,
3.750%, due 06/15/25	$95,000	$100,237
Westpac Banking Corp.,
2.100%, due 05/13/21	750,000	743,512
Total Australia corporate bonds		843,749

Canada: 3.20%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	145,000	180,368
Canadian Natural Resources Ltd.,
4.950%, due 06/01/47	1,000,000	1,047,908
Cenovus Energy, Inc.,
5.400%, due 06/15/47[1]	140,000	140,315
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	410,000	422,300
Yamana Gold, Inc.,
4.950%, due 07/15/24	500,000	512,500
Total Canada corporate bonds		2,303,391

Cayman Islands: 0.46%
Seagate HDD Cayman,
5.750%, due 12/01/34	190,000	178,368
Vale Overseas Ltd.,
4.375%, due 01/11/22	145,000	151,076
Total Cayman Islands corporate bonds		329,444

Curacao: 0.19%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	133,000	134,330

France: 0.65%
Air Liquide Finance SA,
1.750%, due 09/27/21[1]	480,000	469,111

Germany: 0.76%
Deutsche Bank AG,
2.850%, due 05/10/19	500,000	504,943
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	40,500	41,816
Total Germany corporate bonds		546,759

Ireland: 1.71%
GE Capital International Funding Co. Unlimited Co.,
3.373%, due 11/15/25	225,000	232,677
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	1,000,000	996,250
Total Ireland corporate bonds		1,228,927

Luxembourg: 1.76%
Allergan Funding SCS,
3.800%, due 03/15/25	1,220,000	1,266,554

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds–(Continued)
Corporate bonds—(Continued)
Mexico: 1.35%
America Movil SAB de CV,
3.125%, due 07/16/22	$330,000	$338,070
Mexichem SAB de CV,
5.500%, due 01/15/48[1]	250,000	246,625
Petroleos Mexicanos,
4.875%, due 01/24/22	370,000	388,037
Total Mexico corporate bonds		972,732

Netherlands: 2.52%
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	100,000	146,798
Enel Finance International NV,
4.750%, due 05/25/47[1]	500,000	528,888
ING Bank NV,
5.000%, due 06/09/21[1]	500,000	544,693
Mylan NV,
3.950%, due 06/15/26	230,000	234,074
5.250%, due 06/15/46	250,000	271,037
Shell International Finance BV,
4.000%, due 05/10/46	90,000	90,968
Total Netherlands corporate bonds		1,816,458

Spain: 0.28%
Banco Santander SA,
3.500%, due 04/11/22	200,000	204,765

United Kingdom: 6.58%
Anglo American Capital plc,
4.875%, due 05/14/25[1]	250,000	264,954
Aon plc,
3.500%, due 06/14/24	140,000	144,243
3.875%, due 12/15/25	120,000	126,247
Barclays plc,
4.337%, due 01/10/28	200,000	206,415
4.836%, due 05/09/28	1,000,000	1,036,169
BP Capital Markets plc,
3.062%, due 03/17/22	210,000	215,743
HSBC Holdings plc,
2.950%, due 05/25/21	330,000	335,057
5.100%, due 04/05/21	1,000,000	1,087,640
6.500%, due 09/15/37	110,000	145,457
Lloyds Banking Group plc,
4.582%, due 12/10/25	200,000	210,364
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23	425,000	434,741
4.800%, due 04/05/26	500,000	534,881
Total United Kingdom corporate bonds		4,741,911

United States: 74.27%
21st Century Fox America, Inc.,
4.950%, due 10/15/45	100,000	109,338

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Abbott Laboratories,
3.750%, due 11/30/26	$130,000	$133,339
AbbVie, Inc.,
2.500%, due 05/14/20	240,000	242,839
3.200%, due 05/14/26	100,000	100,163
American International Group, Inc.,
4.500%, due 07/16/44	500,000	524,682
Anadarko Petroleum Corp.,
4.850%, due 03/15/21	180,000	190,848
6.600%, due 03/15/46	500,000	618,714
Anheuser-Busch InBev Finance, Inc.,
2.650%, due 02/01/21	1,000,000	1,015,994
4.700%, due 02/01/36	300,000	332,083
4.900%, due 02/01/46	610,000	694,232
Apple, Inc.,
4.450%, due 05/06/44	1,000,000	1,087,169
AT&T, Inc.,
2.800%, due 02/17/21	150,000	151,754
3.600%, due 02/17/23	290,000	298,282
4.900%, due 08/14/37	1,000,000	1,011,785
5.300%, due 08/14/58	250,000	251,923
6.000%, due 08/15/40	185,000	208,268
AvalonBay Communities, Inc., REIT
3.450%, due 06/01/25	150,000	153,425
Bank of America Corp.,
4.200%, due 08/26/24	320,000	336,297
4.450%, due 03/03/26	1,000,000	1,055,247
6.110%, due 01/29/37	400,000	499,912
BAT Capital Corp.,
3.222%, due 08/15/24[1]	500,000	501,028
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	299,000	351,185
Biogen, Inc.,
3.625%, due 09/15/22	300,000	314,694
4.050%, due 09/15/25	130,000	138,708
Boston Properties LP, REIT
3.800%, due 02/01/24	340,000	355,448
Brighthouse Financial, Inc.,
4.700%, due 06/22/47[1]	110,000	107,393
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	360,000	433,806
Capital One Financial Corp.,
3.750%, due 07/28/26	200,000	197,987
4.200%, due 10/29/25	190,000	195,174
Celgene Corp.,
3.550%, due 08/15/22	1,000,000	1,048,340
CF Industries, Inc.,
3.450%, due 06/01/23	330,000	325,875

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Charter Communications Operating LLC,
3.579%, due 07/23/20	$350,000	$359,239
Cisco Systems, Inc.,
5.900%, due 02/15/39	170,000	223,798
Citigroup, Inc.,
4.050%, due 07/30/22	1,000,000	1,047,351
5.500%, due 09/13/25	915,000	1,026,603
CNA Financial Corp.,
4.500%, due 03/01/26	100,000	106,807
Comcast Corp.,
6.950%, due 08/15/37	165,000	229,951
CVS Health Corp.,
4.125%, due 05/15/21	1,000,000	1,056,034
Dell International LLC,
4.420%, due 06/15/21[1]	150,000	157,471
6.020%, due 06/15/26[1]	1,000,000	1,110,151
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	262,200
DTE Energy Co.,
Series F,
3.850%, due 12/01/23	260,000	272,289
Duke Energy Indiana LLC,
6.350%, due 08/15/38	193,000	261,222
Eaton Corp.,
2.750%, due 11/02/22	160,000	161,085
Edison International,
2.950%, due 03/15/23	140,000	141,728
Energy Transfer LP,
9.000%, due 04/15/19	310,000	341,136
Enterprise Products Operating LLC,
2.850%, due 04/15/21	100,000	101,544
ERAC USA Finance LLC,
3.850%, due 11/15/24[1]	495,000	513,790
FirstEnergy Corp.,
Series B,
3.900%, due 07/15/27	1,000,000	1,017,622
Five Corners Funding Trust,
4.419%, due 11/15/23[1]	275,000	297,799
Florida Power & Light Co.,
5.950%, due 02/01/38	70,000	92,235
Ford Motor Co.,
7.450%, due 07/16/31	105,000	135,918
General Electric Co.,
4.650%, due 10/17/21	175,000	191,589
6.750%, due 03/15/32	285,000	395,818
General Motors Co.,
6.600%, due 04/01/36	240,000	284,624
6.750%, due 04/01/46	250,000	300,999

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
General Motors Financial Co., Inc.,
3.100%, due 01/15/19	$170,000	$172,385
3.700%, due 11/24/20	170,000	175,963
Gilead Sciences, Inc.,
4.750%, due 03/01/46	750,000	843,015
Goldman Sachs Group, Inc. (The),
2.875%, due 02/25/21	1,000,000	1,014,754
3.850%, due 01/26/27	1,000,000	1,021,453
5.150%, due 05/22/45	100,000	114,413
5.750%, due 01/24/22	250,000	280,550
Hartford Financial Services Group, Inc. (The),
5.950%, due 10/15/36	250,000	312,733
HCA, Inc.,
5.000%, due 03/15/24	250,000	266,250
HCP, Inc., REIT
4.250%, due 11/15/23	1,000,000	1,060,915
Home Depot, Inc. (The),
3.350%, due 09/15/25	110,000	113,736
Illinois Tool Works, Inc.,
3.500%, due 03/01/24	140,000	146,607
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	99,936
International Business Machines Corp.,
2.250%, due 02/19/21	160,000	160,450
International Lease Finance Corp.,
5.875%, due 08/15/22	340,000	380,597
JPMorgan Chase & Co.,
3.875%, due 09/10/24	440,000	457,839
4.350%, due 08/15/21	750,000	803,173
4.625%, due 05/10/21	1,000,000	1,079,386
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	260,000	279,965
Kraft Heinz Foods Co.,
5.200%, due 07/15/45	170,000	186,117
Kroger Co. (The),
3.400%, due 04/15/22	1,000,000	1,027,614
3.850%, due 08/01/23	260,000	269,197
Lennar Corp.,
4.750%, due 05/30/25	220,000	229,900
Marathon Petroleum Corp.,
4.750%, due 09/15/44	210,000	208,796
Masco Corp.,
3.500%, due 04/01/21	110,000	112,956
4.450%, due 04/01/25	170,000	181,458
Medtronic, Inc.,
4.625%, due 03/15/45	1,000,000	1,137,515

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
MetLife, Inc.,
6.400%, due 12/15/36	$500,000	$576,250
Microsoft Corp.,
4.450%, due 11/03/45	270,000	303,893
Morgan Stanley,
4.350%, due 09/08/26	615,000	643,593
4.875%, due 11/01/22	160,000	173,351
5.500%, due 07/28/21	1,000,000	1,108,973
Mosaic Co. (The),
5.625%, due 11/15/43	140,000	142,843
MPLX LP,
4.875%, due 12/01/24	500,000	538,820
4.875%, due 06/01/25	130,000	139,356
NBCUniversal Media LLC,
4.375%, due 04/01/21	90,000	96,833
Netflix, Inc.,
5.500%, due 02/15/22	230,000	250,700
Oracle Corp.,
5.375%, due 07/15/40	130,000	161,300
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	90,000	89,516
4.250%, due 03/15/46	500,000	537,735
5.800%, due 03/01/37	85,000	108,329
Pfizer, Inc.,
7.200%, due 03/15/39	160,000	235,916
Philip Morris International, Inc.,
2.900%, due 11/15/21	180,000	183,730
PPL Capital Funding, Inc.,
4.700%, due 06/01/43	500,000	546,963
Principal Financial Group, Inc.,
4.625%, due 09/15/42	850,000	934,005
Prudential Financial, Inc.,
6.625%, due 06/21/40	110,000	147,756
QUALCOMM, Inc.,
4.300%, due 05/20/47	1,000,000	1,022,584
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	400,000	420,000
Reynolds American, Inc.,
5.700%, due 08/15/35	270,000	316,498
Rockwell Collins, Inc.,
3.500%, due 03/15/27	1,000,000	1,019,137
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	340,000	362,496
Sempra Energy,
4.050%, due 12/01/23	220,000	232,698
Sherwin-Williams Co. (The),
2.250%, due 05/15/20	500,000	501,892
4.500%, due 06/01/47	500,000	522,979
Southern Copper Corp.,
6.750%, due 04/16/40	120,000	148,050
Sprint Capital Corp.,
6.900%, due 05/01/19	280,000	298,550

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Corporate bonds—(Concluded)
United States—(Concluded)
SunTrust Banks, Inc.,
2.700%, due 01/27/22	$190,000	$191,466
Synchrony Financial,
4.500%, due 07/23/25	140,000	145,975
Target Corp.,
3.625%, due 04/15/46	500,000	470,155
TCI Communications, Inc.,
7.875%, due 02/15/26	104,000	139,343
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[1]	110,000	113,615
Time Warner Cable LLC,
7.300%, due 07/01/38	677,000	849,407
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	125,000	155,277
Time Warner, Inc.,
2.950%, due 07/15/26	200,000	188,817
3.800%, due 02/15/27	100,000	100,012
Toll Brothers Finance Corp.,
4.875%, due 11/15/25	200,000	208,300
Union Pacific Corp.,
4.050%, due 11/15/45	140,000	146,171
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	170,000	194,744
Verizon Communications, Inc.,
4.522%, due 09/15/48	354,000	342,360
5.500%, due 03/16/47	500,000	554,770
Virginia Electric & Power Co.,
3.450%, due 09/01/22	130,000	135,431
VMware, Inc.,
2.950%, due 08/21/22	250,000	250,840
Walgreens Boots Alliance, Inc.,
3.450%, due 06/01/26	500,000	498,129
Walt Disney Co. (The),
4.125%, due 06/01/44	110,000	115,255
Wells Fargo & Co.,
5.375%, due 11/02/43	190,000	223,872
Williams Partners LP,
4.300%, due 03/04/24	230,000	242,562
5.100%, due 09/15/45	1,000,000	1,050,514
Windstream Services LLC,
7.750%, due 10/15/20	250,000	200,000
Total United States corporate bonds		53,494,369
Total corporate bonds (cost $67,516,655)		68,352,500

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Asset-backed securities: 0.42%
United States: 0.42%
Verizon Owner Trust,
Series 2017-2A, Class C,
2.380%, due 12/20/21[1] (cost $299,970)	$300,000	$299,119

Commercial mortgage-backed securities: 0.76%
United States: 0.76%
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
4.234%, due 06/15/33[1,2] (cost $550,000)	550,000	548,550

Non-U.S. government obligations: 0.68%
Colombia: 0.46%
Republic of Colombia,
8.125%, due 05/21/24	260,000	333,190

Mexico: 0.22%
United Mexican States,
4.000%, due 10/02/23	150,000	158,550
Total non-U.S. government obligations (cost $475,328)		491,740
Total bonds (cost $68,841,953)		69,691,909

	Shares
Short-term investments: 1.60%
Investment companies: 1.60%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,151,630)	1,151,630	1,151,630
Total investments: 98.36% (cost $69,993,583)		70,843,539
Cash and other assets, less liabilities: 1.64%		1,179,212
Net assets: 100.00%		$72,022,751

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
U.S. Treasury 5 Year Note, 10 contracts (USD)	December 2017	$1,179,624	$1,175,000	$(4,624)
U.S. Treasury futures sell contracts:
U.S. Treasury 10 Year Ultra Note, 15 contracts (USD)	December 2017	(2,032,199)	(2,014,922)	17,277
U.S. Treasury Ultra Bond, 12 contracts (USD)	December 2017	(2,010,270)	(1,981,500)	28,770
Net unrealized appreciation on futures contracts				$41,423

Centrally cleared credit default swap agreements on credit indices-sell protection3

Referenced obligation	Notional amount		Maturity date	Payment frequency	Payments made by the Fund[4]	Upfront payments made	Value	Unrealized appreciation	Credit spread[5]
CDX.NA.HY. Series 29 Index	USD	1,000,000	12/20/22	Quarterly	5.000%	$(74,707)	$79,889	$5,182	3.246%

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$68,352,500	$—	$68,352,500
Asset-backed securities	—	299,119	—	299,119
Commercial mortgage-backed securities	—	548,550	—	548,550
Non-U.S. government obligations	—	491,740	—	491,740
Short-term investments	1,151,630	—	—	1,151,630
Futures contracts	46,047	—	—	46,047
Swap agreements, at value	—	79,889	—	79,889
Total	$1,197,677	$69,771,798	$—	$70,969,475

Liabilities
Futures contracts	$(4,624)	$—	$—	$(4,624)

At September 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

3      If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

4      Payments made or received are based on the notional amount.

5      Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
ADR	American Depositary Receipt
AGC-ICC	Assured Guaranty Corporation—Insured Custody Certificates
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BHAC-CR	Berkshire Hathaway Assurance Corporation—Custodial Receipts
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
FGIC	Financial Guaranty Insurance Corporation
FHLB	Federal Home Loan Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust

Counterparty abbreviations
BB	Barclays Bank plc
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2017

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	November 29, 2017